CONCENTRATION OF RISK (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2011 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2010 Revenues Customer concentration risk Customer A CNY	Dec. 31, 2012 Accounts receivables Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Accounts receivables Customer concentration risk Customer A CNY	Dec. 31, 2011 Accounts receivables Customer concentration risk Customer A CNY
CONCENTRATION OF RISK
Total revenues	$ 130,613	813,732	618,422	395,057	$ 13,268	82,663	98,684	62,923
Accounts receivable	$ 36,949	230,199	156,215						$ 7,436	46,324	37,153
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of appreciation of the RMB against US$	1.00%	1.00%	4.60%	3.10%